Artisan Mid Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended	155 Months Ended	161 Months Ended	225 Months Ended	285 Months Ended	294 Months Ended	330 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				9.49%		11.69%			9.88%	9.16%	9.89%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				11.31%						7.22%	9.52%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				12.72%		13.90%	13.34%	10.27%	9.25%	7.97%	9.13%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	8.97%		9.53%						12.54%
Performance Inception Date	Jun. 27, 1997
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.52%	6.60%		6.55%						10.61%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.72%	7.08%		7.07%						10.53%
Investor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.92%		9.63%
Investor | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%		11.54%
Investor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		12.10%	9.12%	9.60%
Performance Inception Date	Apr. 01, 2015
Advisor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.92%
Advisor | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%
Advisor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		12.19%	9.22%		9.79%					8.85%
Performance Inception Date	Jul. 01, 2000
Institutional | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.92%		9.63%
Institutional | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%		11.54%
Institutional | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%